Simplify US Equity PLUS Convexity ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 100.3%
Equity Funds – 100.3%
iShares Core S&P 500 ETF(a)(b)
(Cost $47,210,478) ...................................................... 101,480 $ 57,021,612
Number of
Contracts Notional Amount
Purchased Options – 2.3%
Calls – Exchange-Traded – 0.5%
S&P 500 Index, April Strike Price $5,800, Expires 4/04/25(c) ............. 158 $ 91,640,000 56,880
S&P 500 Index, April Strike Price $6,000, Expires 4/04/25(c) ............. 17 10,200,000 170
S&P 500 Index, April Strike Price $6,150, Expires 4/11/25(c) ............. 40 24,600,000 700
S&P 500 Index, April Strike Price $6,230, Expires 4/11/25(c) ............. 51 31,773,000 637
S&P 500 Index, April Strike Price $5,800, Expires 4/17/25(c) ............. 90 52,200,000 193,500
251,887
Puts – Exchange-Traded – 1.8%
MicroStrategy, Inc., April Strike Price $190, Expires 4/04/25(c) ............ 102 1,938,000 2,499
MicroStrategy, Inc., April Strike Price $200, Expires 4/04/25(c) ............ 207 4,140,000 8,280
MicroStrategy, Inc., April Strike Price $230, Expires 4/11/25(c) ............ 106 2,438,000 31,429
Nasdaq 100 Index, April Strike Price $17,500, Expires 4/04/25(c) .......... 5 8,750,000 2,750
Nasdaq 100 Index, April Strike Price $18,100, Expires 4/04/25(c) .......... 4 7,240,000 9,640
Nasdaq 100 Index, April Strike Price $18,200, Expires 4/09/25(c) .......... 5 9,100,000 32,900
Nasdaq 100 Index, April Strike Price $17,700, Expires 4/11/25(c) .......... 5 8,850,000 20,900
Russell 2000 Index, April Strike Price $1,840, Expires 4/03/25(c) .......... 55 10,120,000 1,100
Russell 2000 Index, April Strike Price $1,835, Expires 4/04/25(c) .......... 52 9,542,000 4,940
Russell 2000 Index, April Strike Price $1,885, Expires 4/04/25(c) .......... 52 9,802,000 12,740
S&P 500 Index, April Strike Price $5,325, Expires 4/03/25(c) ............. 396 210,870,000 71,280
S&P 500 Index, April Strike Price $5,400, Expires 4/03/25(c) ............. 197 106,380,000 76,830
S&P 500 Index, April Strike Price $5,150, Expires 4/04/25(c) ............. 23 11,845,000 4,945
S&P 500 Index, April Strike Price $5,250, Expires 4/04/25(c) ............. 22 11,550,000 7,700
S&P 500 Index, April Strike Price $5,300, Expires 4/04/25(c) ............. 146 77,380,000 73,000
S&P 500 Index, April Strike Price $5,250, Expires 4/09/25(c) ............. 19 9,975,000 15,105
S&P 500 Index, April Strike Price $5,175, Expires 4/11/25(c) ............. 21 10,867,500 16,905
S&P 500 Index, April Strike Price $5,100, Expires 4/17/25(c) ............. 120 61,200,000 111,600
S&P 500 Index, May Strike Price $5,125, Expires 5/16/25(c) ............. 102 52,275,000 344,250
S&P 500 Index, May Strike Price $5,225, Expires 5/16/25(c) ............. 38 19,855,000 171,000
SPDR Gold Shares, April Strike Price $260, Expires 4/03/25(c) ........... 506 13,156,000 1,012
SPDR Gold Shares, April Strike Price $256, Expires 4/04/25(c) ........... 423 10,828,800 1,481
SPDR Gold Shares, April Strike Price $260, Expires 4/09/25(c) ........... 582 15,132,000 4,656
1,026,942
Total Purchased Options (Cost $1,532,675) ........................................... 1,278,829
Total Investments – 102.6%
(Cost $48,743,153) ............................................................ $ 58,300,441
Liabilities in Excess of Other Assets – (2.6)% ......................................... (1,468,785)
Net Assets – 100.0% ............................................................ $ 56,831,656

Simplify US Equity PLUS Convexity ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Value
Number of
Contracts Notional Amount
Written Options – (2.6)%
Puts – Exchange-Traded – (2.6)%
MicroStrategy, Inc., April Strike Price $240, Expires 4/04/25 .............. (102) $ (2,448,000) $ (17,901)
MicroStrategy, Inc., April Strike Price $250, Expires 4/04/25 .............. (207) (5,175,000) (53,820)
MicroStrategy, Inc., April Strike Price $280, Expires 4/11/25 .............. (106) (2,968,000) (152,905)
Nasdaq 100 Index, April Strike Price $18,500, Expires 4/04/25 ............ (5) (9,250,000) (32,800)
Nasdaq 100 Index, April Strike Price $19,150, Expires 4/04/25 ............ (4) (7,660,000) (94,120)
Nasdaq 100 Index, April Strike Price $19,200, Expires 4/09/25 ............ (5) (9,600,000) (156,425)
Nasdaq 100 Index, April Strike Price $18,700, Expires 4/11/25 ............ (5) (9,350,000) (91,975)
Russell 2000 Index, April Strike Price $1,980, Expires 4/03/25 ............ (55) (10,890,000) (50,600)
Russell 2000 Index, April Strike Price $1,935, Expires 4/04/25 ............ (52) (10,062,000) (37,700)
Russell 2000 Index, April Strike Price $1,985, Expires 4/04/25 ............ (52) (10,322,000) (103,740)
S&P 500 Index, April Strike Price $5,275, Expires 4/03/25 ............... (396) (208,890,000) (51,480)
S&P 500 Index, April Strike Price $5,300, Expires 4/03/25 ............... (197) (104,410,000) (30,043)
S&P 500 Index, April Strike Price $5,200, Expires 4/04/25 ............... (146) (75,920,000) (38,690)
S&P 500 Index, April Strike Price $5,375, Expires 4/04/25 ............... (23) (12,362,500) (22,080)
S&P 500 Index, April Strike Price $5,475, Expires 4/04/25 ............... (22) (12,045,000) (52,030)
S&P 500 Index, April Strike Price $5,525, Expires 4/09/25 ............... (19) (10,497,500) (91,105)
S&P 500 Index, April Strike Price $5,425, Expires 4/11/25 ............... (21) (11,392,500) (66,885)
S&P 500 Index, April Strike Price $4,800, Expires 4/17/25 ............... (120) (57,600,000) (51,600)
S&P 500 Index, May Strike Price $4,825, Expires 5/16/25 ............... (102) (49,215,000) (159,120)
S&P 500 Index, May Strike Price $4,940, Expires 5/16/25 ............... (38) (18,772,000) (80,180)
SPDR Gold Shares, April Strike Price $270, Expires 4/03/25 ............. (506) (13,662,000) (2,024)
SPDR Gold Shares, April Strike Price $268, Expires 4/04/25 ............. (423) (11,336,400) (3,595)
SPDR Gold Shares, April Strike Price $269, Expires 4/09/25 ............. (582) (15,655,800) (9,894)
(1,450,712)
Total Written Options (Premiums Received $1,157,275) ................................. $ (1,450,712)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $28,095,000 have been pledged as collateral for options as of March 31, 2025.
(c) Held in connection with Written Options.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 100.3%
Purchased Options ............................................................................ 2.3%
Total Investments ............................................................................. 102.6%
Liabilities in Excess of Other Assets ............................................................... (2.6)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.